Other Current Liabilities (Other Current Liabilities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Liability in respect of litigation		$ 14,600
Accrued employee compensation and related benefits		6,634	$ 6,306
Commissions		2,876	2,048
Accrued expenses		2,446	2,146
Advances from customers and deferred revenues		1,961	1,416
Accrued warranty costs		1,448	1,151
Government institutions		737	1,084
Current maturities of OCS liability	[1]	$ 10	228
Current maturities of contingent consideration	[1]		1,900
Total other current liabilities		$ 30,712	$ 16,279
Cash paid to settle obligation		50
Shares issued to repay obligation		375
Printar [Member]
Conditional obligation		2,000
Cash paid to settle obligation		50
Shares issued to repay obligation		375
Total repayment		$ 425

[1]	In accordance with ASC Topic 820 (Statement 157), the Companys liabilities for contingent consideration in respect of the acquisition of Printar (see Note 22) were measured at fair value using Level 3 inputs.